Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party [Abstract]
Salaries and other short-term employee costs	$ 3,631	$ 2,144
Pension costs	195	133
Share-based compensation expense	3,644	5,574
Other compensation	38	10
Key management compensation	$ 7,508	$ 7,861